Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 3,813	$ 3,290
Short-term restricted deposits	500	560
Accounts receivable:
Trade, net	2,279	1,790
Other	481	760
Current assets	7,073	6,400
Non-current assets
Long-term restricted deposits	111	127
Long-term deposits	119	21
Property and equipment, net	92	92
Right of use assets	605	190
Intangible assets, net	1,901	4,884
Goodwill	4,118	10,429
Other non-current assets	111	228
Non-current assets	7,057	15,971
Total assets	14,130	22,371
Accounts payable and accruals:
Trade	963	2,167
Other	2,312	2,350
Short-term bank loans	1,601	1,606
Current maturities of long-term loans	497	617
Contract liabilities	1,289	1,170
Derivative financial instruments	2	26
Short-term lease liabilities	227	204
Current liabilities	6,891	8,140
Non-current liabilities
Long-term lease liabilities	405	13
Long-term loans	647	606
Deferred tax liabilities	63	301
Non-current liabilities	1,115	920
Total liabilities	8,006	9,060
Equity
Ordinary shares
Share premium	95,754	95,077
Other equity reserves	15,567	15,042
Accumulated deficit	(105,197)	(96,808)
Total equity	6,124	13,311
Total liabilities and equity	$ 14,130	$ 22,371